Intermountain Refining Co., Inc.

PO Box 35

Farmington, NM 87499

(505) 326-2668

May 16, 2005

Securities and Exchange Commission

Washington, D.C. 20549

RE: Commission File Number 333-91191

Form 10-KSB for the year ended February 28, 2005

Ladies and Gentlemen:

The attached filing contains our official Form 10-KSB for the year ended February 28, 2005 filing in HTML format along with an unofficial version of the filing in Adobe PDF format.

Please feel free to call me if you have any questions regarding this filing. Thank you.

Sincerely,

/s/ Rick L. Hurt

Rick L. Hurt, Secretary/Treasurer